UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | **HTD**

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 77.1% (51.5% of Total Investments)		$599,887,525

(Cost $489,504,694)

Energy 8.8%		68,588,380

Oil, Gas & Consumable Fuels 8.8%
BP PLC, ADR	187,500	8,347,500
Chevron Corp.	50,000	5,757,500
ConocoPhillips (Z)	142,500	8,265,000
Royal Dutch Shell PLC, ADR	69,000	4,865,880
Spectra Energy Corp. (Z)	1,000,000	27,780,000
Total SA, ADR (Z)	250,000	13,572,500

Industrials 0.3%		2,228,000

Industrial Conglomerates 0.3%
General Electric Company (Z)	100,000	2,228,000

Materials 0.4%		2,890,500

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Z)	82,000	2,890,500

Telecommunication Services 4.5%		35,527,720

Diversified Telecommunication Services 2.9%
AT&T, Inc. (Z)	385,000	13,394,150
Verizon Communications, Inc. (Z)	225,000	9,812,250

Wireless Telecommunication Services 1.6%
Vodafone Group PLC, ADR (Z)	451,000	12,321,320

Utilities 63.1%		490,652,925

Electric Utilities 25.3%
American Electric Power Company, Inc. (Z)	590,000	26,721,100
Duke Energy Corp.	310,000	21,309,400
Entergy Corp. (Z)	204,500	13,210,700
FirstEnergy Corp. (Z)	540,000	21,864,600
Northeast Utilities	657,500	26,779,975
NV Energy, Inc.	40,000	757,200
OGE Energy Corp.	555,000	32,584,050
The Southern Company (Z)	375,000	16,586,250
UIL Holdings Corp. (C)(Z)	510,000	18,977,100
Xcel Energy, Inc. (Z)	635,000	17,640,300

Gas Utilities 8.3%
AGL Resources, Inc.	90,000	3,762,000
Atmos Energy Corp.	715,000	26,712,400
Northwest Natural Gas Company	85,000	3,860,700
ONEOK, Inc. (C)(Z)	640,000	30,086,400

Multi-Utilities 29.5%
Alliant Energy Corp.	160,000	7,334,400
Ameren Corp. (Z)	555,000	18,004,200
Black Hills Corp. (Z)	597,000	24,088,950
CH Energy Group, Inc.	377,000	24,505,000
Dominion Resources, Inc. (Z)	420,000	22,726,200
DTE Energy Company	485,000	30,705,350
Integrys Energy Group, Inc. (Z)	485,000	26,524,650
National Grid PLC, ADR	200,000	10,984,000
NiSource, Inc. (Z)	785,000	21,218,550

1

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Utilities (continued)

Public Service Enterprise Group, Inc. (Z)	360,000	$11,224,800
TECO Energy, Inc.	425,000	7,552,250
Vectren Corp. (Z)	790,000	24,932,400

	Shares	Value

Preferred Securities 71.8% (48.0% of Total Investments)		$558,210,563

(Cost $517,299,685)

Energy 3.7%		28,686,250

Oil, Gas & Consumable Fuels 3.7%
Apache Corp., Series D, 6.000%	125,000	5,916,250
Nexen, Inc., 7.350% (C)(Z)	900,000	22,770,000

Financials 47.7%		371,023,311

Capital Markets 5.3%
Bank of New York Mellon Corp., 5.200% (Z)	420,000	10,521,000
State Street Corp., 5.250%	635,000	15,932,150
The Goldman Sachs Group, Inc., 5.950% (Z)	509,000	12,572,300
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	92,500	2,341,175

Commercial Banks 16.1%
Barclays Bank PLC, Series 3, 7.100%	30,000	759,900
Barclays Bank PLC, Series 5, 8.125% (Z)	505,000	13,064,350
BB&T Corp., 5.625% (Z)	507,500	12,915,875
BB&T Corp., 5.200%	225,000	5,553,000
HSBC Holdings PLC, 8.000% (C)(Z)	325,000	9,041,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,274,000
PNC Financial Services Group, Inc., 5.375%	362,500	9,116,875
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	40,000	1,082,400
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	855,000	19,972,800
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	277,000	7,683,980
Santander Finance Preferred SA, Series 1, 6.410%	15,500	381,455
Santander Holdings USA, Inc., Series C, 7.300%	111,610	2,814,804
US Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	204,500	5,873,240
Wells Fargo & Company, 8.000% (Z)	1,207,000	35,751,340

Consumer Finance 2.1%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	505,000	12,751,250
SLM Corp., Series A, 6.970% (Z)	74,000	3,585,300

Diversified Financial Services 20.9%
Bank of America Corp., 6.700% (Z)	500,000	12,665,000
Bank of America Corp., 6.375% (Z)	139,000	3,502,800
Bank of America Corp., 6.625% (Z)	355,000	9,425,250
Bank of America Corp., 8.200% (Z)	135,000	3,424,950
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	230,000	5,796,000
Bank of America Corp., Series MER, 8.625% (C)(Z)	652,800	16,861,824
Citigroup Capital VIII, 6.950% (Z)	535,000	13,583,650
Citigroup, Inc., 8.125%	270,400	8,106,592
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	7,151,520
Deutsche Bank Contingent Capital Trust II, 6.550%	310,000	8,320,400
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	22,213,341
ING Groep NV, 7.050%	140,000	3,550,400

2

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

			Shares	Value

Financials (continued)

ING Groep NV, 6.200% (Z)			109,100	$2,711,135
JPMorgan Chase & Company, 5.500% (Z)			820,000	20,475,400
JPMorgan Chase & Company, 8.625% (Z)			140,000	3,607,800
RBS Capital Funding Trust VII, 6.080% (I)			983,000	21,114,840

Insurance 3.3%
MetLife, Inc., Series B, 6.500% (Z)			995,500	25,415,115

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)			60,000	108,600

Telecommunication Services 2.6%				20,460,120

Diversified Telecommunication Services 1.7%
Qwest Corp., 7.500% (Z)			120,000	3,264,000
Qwest Corp., 7.375% (Z)			366,000	9,907,620

Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc., 6.875% (Z)			243,000	6,488,100
United States Cellular Corp., 6.950%			30,000	800,400

Utilities 17.8%				138,040,882

Electric Utilities 14.5%
Alabama Power Company, Class A, 5.300%			186,780	4,830,131
Carolina Power & Light Company, 5.440%			111,493	11,302,603
Duquesne Light Company, 6.500%			427,000	21,563,500
Entergy Arkansas, Inc., 4.560%			9,388	882,179
Entergy Arkansas, Inc., 6.450%			135,000	3,412,976
Entergy Mississippi, Inc., 4.920%			8,190	788,799
Entergy Mississippi, Inc., 6.250%			197,500	4,949,844
Interstate Power & Light Company, Series B, 8.375% (Z)			230,000	5,922,500
Mississippi Power Company, 5.250%			262,500	6,706,875
NextEra Energy Capital Holdings, Inc., 5.700%			72,500	1,923,425
PPL Corp., 9.500% (C)(Z)			285,000	15,407,100
SCE Trust I, 5.625%			55,000	1,421,750
SCE Trust II, 5.100% (I)			769,300	18,963,245
Southern California Edison Company, 6.125% (Z)			25,000	2,522,750
Southern California Edison Company, Series C, 6.000% (Q)			117,000	11,773,125

Independent Power Producers & Energy Traders 2.0%
Constellation Energy Group, Inc., Series A, 8.625% (Z)			600,000	15,486,000

Multi-Utilities 1.3%
BGE Capital Trust II, 6.200% (Z)			160,500	4,102,380
DTE Energy Company, 5.250%			100,000	2,560,000
DTE Energy Company, 6.500%			130,000	3,521,700

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.4% (0.3% of Total Investments)				$3,314,550

(Cost $3,000,000)

Utilities 0.4%				3,314,550

Southern California Edison Company (6.25% to 2-1-22, then
3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	$3,000,000	3,314,550

3

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

	Par Value	Value

Short-Term Investments 0.3% (0.2% of Total Investments)		$2,451,000

(Cost $2,451,000)

Repurchase Agreement 0.3%		2,451,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at 0.010% to be repurchased at $2,451,001 on 2-01-13, collateralized by $2,420,000 U.S. Treasury
Notes, 1.500% due 6-30-16 (valued at $2,504,785, including interest)	2,451,000	2,451,000

Total investments (Cost $1,012,255,379)† 149.6%		$1,163,863,638

Other assets and liabilities, net (49.6%)		($386,129,033)

Total net assets 100.0%		$777,734,605

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(C) All or a portion of this security is segregated as collateral for options overlay. Total collateral value at 1-31-13 was $108,774,424.

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-13 was $671,025,730.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,020,204,981. Net unrealized appreciation aggregated $143,658,657, of which $167,751,041 related to appreciated investment securities and $24,092,384 related to depreciated investment securities.

4

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.Securities with a market value of approximately $10,665,000 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-13	Price	Inputs	Inputs
Common Stocks
Energy	$68,588,380	$68,588,380	—	—
Industrials	2,228,000	2,228,000	—	—
Materials	2,890,500	2,890,500	—	—
Telecommunication Services	35,527,720	35,527,720	—	—
Utilities	490,652,925	490,652,925	—	—
Preferred Securities
Energy	28,686,250	28,686,250	—	—
Financials	371,023,311	371,023,311	—	—
Telecommunication Services	20,460,120	20,460,120	—	—
Utilities	138,040,882	104,931,356	$33,109,526	—
Corporate Bonds

5

Tax-Advantaged Dividend Income Fund
As of 1-31-13 (Unaudited)

Utilities	3,314,550	—	3,314,550	—
Short-Term Investments	2,451,000	—	2,451,000	—
Total Investments in Securities	$1,163,863,638	$1,124,988,562	$38,875,076	—
Other Financial Instruments
Written Options	($1,642,450)	($1,642,450)	—	—
Interest Rate Swaps	($2,372,929)	—	($2,372,929)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2013, the Fund wrote option contracts to hedge against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the period ended January 31, 2013 and the contracts held at January 31, 2013.

	NUMBER OF
	CONTRACTS	PREMIUM RECEIVED

Outstanding, beginning of period	5,295	$609,525

Options written	11,586	5,901,308
Options closed	(5,100)	(432,666)
Options expired	(7,211)	(5,133,426)
Outstanding, end of period	4,570	$944,741

6

Tax-Advantaged Dividend Income Fund

As of 1-31-13 (Unaudited)

	EXERCISE	EXPIRATION	NUMBER OF
OPTIONS	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Dow Jones Industrial Average Index	$136	Feb 2013	3,080	$369,052	($893,200)
Nasdaq 100 Mini Index	275	Feb 2013	500	130,981	(86,500)
Russell 200 Index	890	Feb 2013	35	43,644	(63,350)
S&P 500 Index	670	Feb 2013	635	388,596	(584,200)
S&P 500 Index	1,550	Feb 2013	320	12,468	(15,200)
Total			4,570	$944,741	($1,642,450)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended January 31, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

COUNTERPARTY	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$86,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,390,310)
Morgan Stanley
Capital Services	$86,000,000	Fixed 0.875%	3 Month LIBOR (a)	Jul 2017	17,381

Totals					($2,372,929)

(a) At January 31, 2013 the 3 month LIBOR rate was 0.29800%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013